Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Mar. 01, 2017 shares	Dec. 31, 2021 CNY (¥) Segment Supplier shares	Dec. 31, 2021 USD ($) Segment Supplier shares	Dec. 31, 2020 CNY (¥) Supplier shares	Dec. 31, 2019 CNY (¥) Supplier shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 20, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate		6.3726				6.3726
Finite lived intangible asset residual value		¥ 0
Revenue Recognized		62,790,000	$ 9,853,000	¥ 34,449,000
Unsatisfied performance obligation		42,019,000		31,951,000		$ 6,594,000
Impairment of long-term investments		25,370,000	3,981,000	38,739,000	¥ 0
Non cash impairment loss on long term investments		25,370,000	3,981,000	39,181,000
Non Cash Impairment Loss On Long Term Investments		528,000	$ 83,000	4,500,000
Impairment of long-lived assets other than goodwill		¥ 0		10,952,000	0
Value added tax percentage		6.00%	6.00%
Share repurchased cash consideration					37,559,000
Research and development cost, capitalized		¥ 0
Advertising expenses		¥ 12,767,000	$ 2,003,000	9,789,000	17,311,000
Profit sharing program, recognized period		5 years	5 years
Capital leases		¥ 0
Employee defined contribution plan expense incurred		¥ 16,714,000	$ 2,623,000	10,556,000	20,724,000
Depreciation of the US$ against RMB, percent		2.34%	2.34%
Number of reportable segment | Segment		1	1
Revenues		¥ 357,322,000	$ 56,072,000	¥ 471,614,000	¥ 906,458,000
Supplier Concentration Risk | Suppliers | Three Suppliers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		46.40%	46.40%
Product Concentration Risk | Suppliers | Three Suppliers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage				71.00%	57.70%
Advertising
Summary Of Significant Accounting Policies [Line Items]
Number of suppliers | Supplier		3	3	3	3
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 276,644,000		¥ 322,183,000		43,412,000
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		¥ 13,927,000				$ 2,186,000	$ 17,494,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenues | $			$ 1,070,000,000.00
Maximum | Product Concentration Risk | Suppliers
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		50.00%	50.00%
American Depositary Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares		920,606	920,606
Share repurchased cash consideration | $			$ 5,910,000
American Depositary Shares | Maximum
Summary Of Significant Accounting Policies [Line Items]
Share repurchase plan, authorized amount | $								$ 10,000,000
Class A Common Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	613,737	613,737	613,737	613,737	613,737